Related Parties - Schedule of Related-Party Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Parent [member]
Related Parties [Line Items]
Business management service fee		¥ 125
Subsidiaries [Member]
Related Parties [Line Items]
Borrowing	751
Other related parties [member]
Related Parties [Line Items]
Provision of sales service	5	4
Derivative transaction		¥ 2